Consolidated Statements of Changes in Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Comprehensive Income	Treasury Stock	Noncontrolling Interest	Total
Balance at Dec. 31, 2016	$ 210,822	$ 4,803,461	$ 11,533,738				$ (6,519,455)
Balance, Shares at Dec. 31, 2016	210,821,647
Issuance of common shares	$ 2,925	5,847,075					5,850,000
Issuance of common shares, Shares	2,925,000
Stock based compensation		85,400					85,400
Capital contribution from related parties under common control		3,070,000					3,070,000
Net loss for the period			(4,242,860)				(4,242,860)
Balance at Dec. 31, 2017	$ 11,875	14,874,924	(6,634,067)	$ 743,763	$ (9,100,000)	$ 806,761
Balance, Shares at Dec. 31, 2017	11,874,814
Issuance of common shares	$ 10	79,990					80,000
Issuance of common shares, Shares	9,990
Stock based compensation		5,626					5,626
Net loss for the period			(601,387)			(112,235)	(713,622)
Cumulative transaction adjustments				64,994			64,994
Balance at Mar. 31, 2018	$ 11,885	14,960,540	(7,235,454)	808,757	(9,100,000)	694,526	140,254
Balance, Shares at Mar. 31, 2018	11,884,804
Balance at Dec. 31, 2017	$ 11,875	14,874,924	(6,634,067)	743,763	(9,100,000)	806,761
Balance, Shares at Dec. 31, 2017	11,874,814
Issuance of common shares	$ 180	79,820					80,000
Issuance of common shares, Shares	179,828
Stock based compensation		28,800					28,800
Net loss for the period			(4,101,303)				(4,101,303)
Balance at Dec. 31, 2018	$ 11,885	14,983,714	(12,209,446)	655,851	(9,100,000)	317,610	(5,340,386)
Balance, Shares at Dec. 31, 2018	11,884,804
Issuance of common shares	$ 1,642	692,577					694,219
Issuance of common shares, Shares	1,642,291
Effects from restructuring	$ 4,167	(4,167)
Effects from restructuring, Shares	4,166,530
Stock based compensation		8,550					8,550
Net loss for the period			(791,671)			(81,646)	(873,317)
Cumulative transaction adjustments				(15,412)			(15,412)
Balance at Mar. 31, 2019	$ 17,694	$ 15,680,674	$ (13,001,117)	$ 640,439	$ (9,100,000)	$ 235,964	$ (5,526,346)
Balance, Shares at Mar. 31, 2019	17,693,625